Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (131,735)	$ 3,143,537	$ 3,818,638
Adjustments for:
Depreciation and amortization	2,149,066	1,907,921	1,673,216
Expected credit losses	9,906	9,230	12,189
Share of profit of equity-accounted investees	(9,537)	(11,800)	(17,178)
Gain on sales of assets	(14,033)	(18,816)	(5,072)
Tax expense	(127,993)	409,956	1,244,130
Net finance expense	1,353,405	1,241,698	938,479
Share-based compensation	6,913	7,615	11,771
Provisions for legal proceedings	106,117	43,773	46,553
Impairment of goodwill and property, plant and equipment	30,250	19,846
Net realizable value inventory adjustments	(6,100)	13,164	10,277
DOJ (Department of Justice) and antitrust agreements	102,500	101,447	792,625
Fair value adjustment of biological assets	85,015	(36,107)	35,384
Leniency agreement		(103,346)
Gain from bargain purchase		(46,897)
Extemporaneous tax credit			(18,932)
Total Adjustments	3,553,774	6,681,221	8,542,080
Changes in assets and liabilities:
Trade accounts receivable	624,752	(269,553)	(803,102)
Inventories	480,524	(458,223)	(1,456,441)
Recoverable taxes	137,678	(708,996)	(9,187)
Other current and non-current assets	(40,938)	151,246	(217,207)
Biological assets	(529,365)	(864,782)	(723,765)
Trade accounts payable and supply chain finance	(787,017)	253,184	1,199,047
Taxes paid in installments	(48,091)	(78,029)	(64,152)
Other current and non-current liabilities	249,454	(124,872)	105,685
DOJ and Antitrust agreements payment	(90,300)	(167,046)	(762,937)
Income taxes paid	(70,918)	(1,039,421)	(1,124,099)
Changes in operating assets and liabilities	(74,221)	(3,306,492)	(3,856,158)
Cash provided by operating activities	3,479,553	3,374,729	4,685,922
Interest paid	(1,288,172)	(930,882)	(729,103)
Interest received	187,393	136,697	41,807
Net cash flows provided by operating activities	2,378,774	2,580,544	3,998,626
Cash flows from investing activities
Purchases of property, plant and equipment	(1,502,137)	(2,172,596)	(1,780,527)
Purchases of intangible assets	(8,983)	(8,386)	(9,811)
Proceeds from sale of property, plant and equipment	71,980	48,765	43,585
Additional investments in equity-accounted investees		(2,066)	(1,127)
Acquisitions, net of cash acquired	(3,529)	(378,853)	(1,754,453)
Dividends received	12,593	2,669	5,752
Related party transactions	1,039	760
Others	20,625	(25,857)	(19,829)
Cash used in investing activities	(1,408,412)	(2,535,564)	(3,516,410)
Cash flows from financing activities
Proceeds from loans and financing	9,035,710	8,011,638	9,981,038
Payments of loans and financing	(7,091,698)	(7,473,186)	(6,272,522)
Derivative instruments received (settled)	(12,745)	(261,739)	29,742
Margin cash	(26,602)	109,732	(136,045)
Dividends paid	(447,979)	(872,802)	(1,379,618)
Dividends paid to non-controlling interest	(5,859)	(5,002)	(5,357)
Purchase of PPC treasury shares		(189,744)
Purchase of treasury shares		(719,393)	(1,922,142)
Sales of treasury shares		167,505
Payments of leasing contracts	(428,745)	(434,488)	(359,893)
Others			339
Cash provided (used in) by financing activities	1,022,082	(1,667,479)	(64,458)
Effect of exchange rate changes on cash and cash equivalents	50,642	(15,419)	(40,378)
Net change in cash and cash equivalents	2,043,086	(1,637,918)	377,380
Cash and cash equivalents beginning of period	2,526,431	4,164,349	3,786,969
Cash and cash equivalents at the end of period	4,569,517	2,526,431	4,164,349
Non-cash transactions:
Non-cash additions to right of use assets and lease liabilities	483,698	483,201	634,868
Capitalized interest	68,164	(70,788)	(36,998)
Dividends Prescribed and payable	696
Cancellation of treasury shares		$ (1,121,507)	$ (1,408,870)